                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4244

                            SOUND SHORE FUND, INC.
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                         T. Gibbs Kane, Jr., President
                              8 Sound Shore Drive
                         Greenwich, Connecticut 06830
                                 203-629-1980

                     Date of fiscal year end: December 31

          Date of reporting period: January 1, 2007 - March 31, 2007

Item 1. Schedule of Investments.
--------------------------------------------------------------------------------

          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS
          MARCH 31, 2007 (UNAUDITED)

================================================================================

                                            SHARE        MARKET
                                            AMOUNT       VALUE
                                           --------- --------------
             COMMON STOCK (97.4%)
             ------------------------------------------------------
             AUTO (2.2%)
             Honda Motor Co., Ltd. ADR     1,804,500 $   62,922,915
                                                     --------------
             BANKS (6.3%)
             Bank of America Corp.         1,858,300     94,810,466
             U.S. Bancorp                  2,469,000     86,340,930
                                                     --------------
                                                        181,151,396
                                                     --------------
             CONSUMER STAPLES (3.3%)
             Unilever NV ADR               3,295,700     96,300,354
                                                     --------------
             DIVERSIFIED FINANCIALS (1.3%)
             Morgan Stanley                  482,500     38,001,700
                                                     --------------
             ENERGY (9.3%)
             Apache Corp.                    861,700     60,922,190
             ConocoPhillips                1,009,400     68,992,490
             El Paso Corp.                 4,601,200     66,579,364
             Royal Dutch Shell plc ADR     1,071,400     71,033,820
                                                     --------------
                                                        267,527,864
                                                     --------------
             HEALTH CARE (10.2%)
             Aetna, Inc.                   1,309,900     57,360,521
             Baxter International, Inc.    1,133,700     59,711,979
             Boston Scientific Corp. +     4,143,300     60,243,582
             Cigna Corp.                     465,600     66,422,496
             Kinetic Concepts, Inc. +      1,008,400     51,065,376
                                                     --------------
                                                        294,803,954
                                                     --------------
             INDUSTRIALS (9.1%)
             General Electric Co.          2,894,900    102,363,664
             Southwest Airlines Co.        5,881,100     86,452,170
             Waste Management, Inc.        2,162,300     74,404,743
                                                     --------------
                                                        263,220,577
                                                     --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS (CONTINUED)
          MARCH 31, 2007 (UNAUDITED)

================================================================================

                                                SHARE        MARKET
                                                AMOUNT       VALUE
                                               --------- --------------
        INSURANCE (16.2%)
        AON Corp.                              1,941,600 $   73,703,136
        Berkshire Hathaway, Inc., Class A +          925    100,815,750
        Chubb Corp.                            1,692,400     87,446,308
        Genworth Financial, Inc.               1,910,400     66,749,376
        Marsh & McLennan Cos., Inc.            2,507,500     73,444,675
        Unum Group                             2,913,500     67,097,905
                                                         --------------
                                                            469,257,150
                                                         --------------
        MATERIALS (3.6%)
        Barrick Gold Corp.                     1,524,800     43,533,040
        Lyondell Chemical Co.                    867,200     25,989,984
        Mosaic Co. +                           1,270,400     33,868,864
                                                         --------------
                                                            103,391,888
                                                         --------------
        MEDIA (14.8%)
        Interpublic Group of Cos., Inc. +      7,127,700     87,741,987
        Liberty Media Holding Corp., Class A +   740,400     81,880,836
        Time Warner, Inc.                      4,813,800     94,928,136
        Walt Disney Co.                        2,550,500     87,813,715
        Washington Post, Class B                  96,575     73,735,012
                                                         --------------
                                                            426,099,686
                                                         --------------
        PHARMACEUTICALS (5.3%)
        Barr Pharmaceuticals, Inc. +           1,458,600     67,606,110
        Pfizer, Inc.                           3,428,700     86,608,962
                                                         --------------
                                                            154,215,072
                                                         --------------
        TECHNOLOGY (11.2%)
        Flextronics International, Ltd. +      8,236,700     90,109,498
        Hewlett Packard Co.                    1,466,400     58,861,296
        Motorola, Inc.                         2,711,000     47,903,370
        Symantec Corp. +                       4,123,100     71,329,630
        Texas Instruments, Inc.                1,803,900     54,297,390
                                                         --------------
                                                            322,501,184
                                                         --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS (CONCLUDED)
          MARCH 31, 2007 (UNAUDITED)

================================================================================

                                                            SHARE        MARKET
                                                            AMOUNT       VALUE
                                                          ---------- --------------
TELECOMMUNICATIONS (2.0%)
Sprint Nextel Corp.                                        3,007,200 $   57,016,512
                                                                     --------------
UTILITIES (2.6%)
AES Corp. +                                                3,496,500     75,244,680
                                                                     --------------
TOTAL COMMON STOCK (COST $2,362,871,079)                             $2,811,654,932
                                                                     --------------

MONEY MARKET FUND (1.7%)
-----------------------------------------------------------------------------------
Citi/SM/ Institutional Liquid Reserves, Class A, 5.25%    49,931,553 $   49,931,553
                                                                     --------------
TOTAL MONEY MARKET FUND (COST $49,931,553)                           $   49,931,553
                                                                     --------------
TOTAL INVESTMENTS (99.1%) (COST $2,412,802,632) *                    $2,861,586,485
OTHER ASSETS LESS LIABILITIES (0.9%)                                     26,972,243
                                                                     --------------
NET ASSETS (100.0%) (73,860,189 SHARES OUTSTANDING)                  $2,888,558,728
                                                                     ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)            $        39.11
                                                                     ==============

+ Non-income producing security.
ADR -- American Depository Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

                  Gross Unrealized Appreciation $486,230,254
                  Gross Unrealized Depreciation  (37,446,401)
                                                ------------
                  Net Unrealized Appreciation   $448,783,853
                                                ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By:   /s/ T. Gibbs Kane, Jr.
      --------------------------------
      T. Gibbs Kane, Jr., President

Date: 5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ T. Gibbs Kane, Jr.
      --------------------------------
      T. Gibbs Kane, Jr., President

Date: 5/22/07

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, Treasurer

Date: 5/22/07